Document and Entity Information	Jun. 03, 2020
Cover [Abstract]
Entity Registrant Name	WERNER ENTERPRISES INC
Amendment Flag	false
Entity Central Index Key	0000793074
Document Type	8-K
Document Period End Date	Jun. 03, 2020
Entity Incorporation State Country Code	NE
Entity File Number	0-14690
Entity Tax Identification Number	47-0648386
Entity Address, Address Line One	14507 Frontier Road
Entity Address, Address Line Two	Post Office Box 45308
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68145-0308
City Area Code	(402)
Local Phone Number	895-6640
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	WERN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false